UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10221

                             ALLIANCEBERNSTEIN TRUST
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2005

                   Date of reporting period: February 28, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN VALUE FUND
PORTFOLIO OF INVESTMENTS
February 28, 2005  (unaudited)
Company                                              Shares       U.S. $ Value

COMMON STOCKS-97.4%
Financial-31.3%
Banks - NYC-5.9%
Citigroup, Inc.                                     991,500    $    47,314,380
J. P. Morgan Chase & Co.                            464,600         16,981,130
                                                               ----------------
                                                                    64,295,510
                                                               ----------------
Finance - Personal Loans-0.8%
Countrywide Credit Industries, Inc.                 249,598          8,673,531
                                                               ----------------
Life Insurance-2.3%
Genworth Financial, Inc. Cl.A                       212,000          5,969,920
Jefferson-Pilot Corp.                                28,694          1,404,858
Manulife Financial Corp. (Canada)                    46,882          2,175,325
MetLife, Inc.                                       159,100          6,529,464
Prudential Financial, Inc                           123,500          7,039,500
Torchmark Corp.                                      23,900          1,245,429
                                                               ----------------
                                                                    24,364,496
                                                               ----------------
Major Regional Banks-11.3%
Bank of America Corp.                               755,800         35,258,070
BB&T Corp.                                           50,000          1,957,500
Comerica, Inc.                                      106,700          6,090,436
Huntington Bancshares, Inc.                         232,500          5,235,900
KeyCorp.                                            177,000          5,841,000
Mellon Financial Corp.                              217,400          6,235,032
National City Corp.                                 251,200          8,985,424
PNC Financial Services Group                        109,100          5,743,024
SunTrust Banks, Inc.                                126,900          9,192,636
U.S. Bancorp                                        360,500         10,724,875
Wachovia Corp.                                      374,500         19,852,245
Wells Fargo & Co.                                   125,800          7,470,004
                                                               ----------------
                                                                   122,586,146
                                                               ----------------
Multi-Line Insurance-1.2%
American International Group, Inc.                   58,300          3,894,440
The Hartford Financial Services Group, Inc.         121,200          8,720,340
                                                               ----------------
                                                                    12,614,780
                                                               ----------------
Property / Casualty Insurance-3.1%
ACE, Ltd. (Cayman Islands)                           46,500          2,067,390
Allstate Corp.                                      198,000         10,628,640
Chubb Corp.                                          78,900          6,241,779
PartnerRe, Ltd. (Bermuda)                            24,500          1,534,925
The St. Paul Companies, Inc.                        241,385          9,249,873
XL Capital, Ltd. Cl.A (Cayman Islands)               58,100          4,357,500
                                                               ----------------
                                                                    34,080,107
                                                               ----------------

Savings & Loan-2.8%
Astoria Financial Corp.                             109,200          4,103,736
Federal Home Loan Mortgage Corp.                    179,900         11,153,800
Federal National Mortgage Assn.                      62,500          3,653,750
Washington Mutual, Inc.                             270,750         11,360,670
                                                               ----------------
                                                                    30,271,956
                                                               ----------------
Miscellaneous-3.9%
Goldman Sachs Group, Inc.                            99,900         10,869,120
Lehman Brothers Holdings, Inc.                       93,300          8,507,094
MBIA, Inc.                                           45,800          2,683,880
Merrill Lynch & Co., Inc.                           144,400          8,458,952
MGIC Investment Corp.                                81,200          5,094,488
Morgan Stanley                                      107,400          6,064,878
                                                               ----------------
                                                                    41,678,412
                                                               ----------------
                                                                   338,564,938
                                                               ----------------
Energy-12.7%
Gas Pipelines-0.2%
El Paso Corp.                                       161,515          1,991,480
                                                               ----------------
Oils - Integrated Domestic-3.5%
ConocoPhillips                                      164,320         18,221,445
Marathon Oil Corp.                                  197,300          9,340,182
Occidental Petroleum Corp.                          144,300         10,139,961
                                                               ----------------
                                                                    37,701,588
                                                               ----------------
Oils - Integrated International-9.0%
BP Plc (ADR)(United Kingdom)                         88,500          5,745,420
ChevronTexaco Corp.                                 438,820         27,241,945
Exxon Mobil Corp.                                 1,026,900         65,013,039
                                                               ----------------
                                                                    98,000,404
                                                               ----------------
                                                                   137,693,472
                                                               ----------------
Capital Equipment-9.6%
Aerospace & Defense-1.4%
General Dynamics Corp.                               28,700          3,023,545
Goodrich Corp.                                      157,900          5,847,037
The Boeing Co.                                      113,000          6,211,610
                                                               ----------------
                                                                    15,082,192
                                                               ----------------
Auto & Truck Parts-0.7%
Eaton Corp.                                         102,000          7,114,500
                                                               ----------------
Electrical Equipment-6.2%
Cooper Industries, Ltd. Cl.A (Bermuda)               67,600          4,689,412
General Electric Co.                              1,445,000         50,864,000
Honeywell International, Inc.                       217,500          8,258,475
Hubbell, Inc. Cl.B                                   57,000          3,066,600
                                                               ----------------
                                                                    66,878,487
                                                               ----------------

Miscellaneous Capital Goods-1.3%
Textron, Inc.                                       107,100          8,284,185
Tyco International, Ltd. (Bermuda)                  176,500          5,909,220
                                                               ----------------
                                                                    14,193,405
                                                               ----------------
                                                                   103,268,584
                                                               ----------------
Consumer Staples-9.1%
Beverages - Soft, Lite & Hard-0.6%
Molson Coors Brewing Co. Cl.B                        54,600          3,796,338
PepsiCo, Inc.                                        52,800          2,843,808
                                                               ----------------
                                                                     6,640,146
                                                               ----------------
Foods-1.3%
Bunge, Ltd. (Bermuda)                                91,900          5,027,849
Kraft Foods, Inc. Cl.A                               94,500          3,161,025
Sara Lee Corp.                                      286,700          6,422,080
                                                               ----------------
                                                                    14,610,954
                                                               ----------------
Restaurants-1.2%
Darden Restaurants, Inc.                             36,700            983,560
McDonald's Corp.                                    356,600         11,796,328
                                                               ----------------
                                                                    12,779,888
                                                               ----------------
Retail - Food-2.0%
Albertson's, Inc.                                   141,300          3,163,707
Safeway, Inc.(a)                                    340,000          6,256,000
SUPERVALU, Inc.                                     134,600          4,276,242
The Kroger Co.(a)                                   421,600          7,584,584
                                                               ----------------
                                                                    21,280,533
                                                               ----------------
Soaps & Household Chemicals-0.5%
Unilever NV (Netherlands)                            75,700          5,063,573
                                                               ----------------
Sugar Refiners-0.2%
Archer-Daniels-Midland Co.                           95,375          2,298,537
                                                               ----------------
Tobacco-3.3%
Altria Group, Inc.                                  424,700         27,881,555
UST, Inc.                                           149,800          8,186,570
                                                               ----------------
                                                                    36,068,125
                                                               ----------------
                                                                    98,741,756
                                                               ----------------
Utilities-7.9%
Electric Companies-3.8%
Alliant Energy Corp.                                104,100          2,784,675
American Electric Power Co., Inc.                   209,400          6,993,960
Constellation Energy Group, Inc.                     62,200          3,201,434
Edison International                                 32,100          1,042,608
Entergy Corp.                                        94,600          6,538,752
Exelon Corp.                                         79,600          3,610,656
FirstEnergy Corp.                                   185,000          7,629,400
Sempra Energy                                       175,100          7,004,000

Wisconsin Energy Corp.                               10,500            364,560
Xcel Energy, Inc.                                    88,300          1,564,676
                                                               ----------------
                                                                    40,734,721
                                                               ----------------
Telephone-4.1%
BellSouth Corp.                                      88,500          2,283,300
SBC Communications, Inc.                            343,900          8,270,795
Sprint Corp.                                        511,200         12,105,216
Verizon Communications, Inc.                        620,400         22,315,788
                                                               ----------------
                                                                    44,975,099
                                                               ----------------
                                                                    85,709,820
                                                               ----------------
Consumer Growth-6.9%
Advertising-0.5%
The Interpublic Group of Cos., Inc.(a)              432,700          5,685,678
                                                               ----------------
Drugs-1.0%
Bristol-Myers Squibb Co.                            113,400          2,838,402
Merck & Co., Inc.                                   236,300          7,490,710
                                                               ----------------
                                                                    10,329,112
                                                               ----------------
Entertainment-1.7%
Time Warner, Inc.(a)                                884,500         15,239,935
Viacom, Inc. Cl.B                                    42,700          1,490,230
Walt Disney Co.                                      52,000          1,452,880
                                                               ----------------
                                                                    18,183,045
                                                               ----------------
Hospital Management-0.7%
HCA, Inc.                                           162,500          7,671,625
                                                               ----------------
Hospital Supplies-1.4%
AmerisourceBergen Corp.                              55,500          3,324,450
Laboratory Corp. of America Holdings(a)              74,300          3,558,227
Medco Health Solutions, Inc.(a)                     176,100          7,822,362
                                                               ----------------
                                                                    14,705,039
                                                               ----------------
Photography-0.5%
Eastman Kodak Co.                                   176,200          5,989,038
                                                               ----------------
Radio - TV Broadcasting-1.1%
Comcast Corp. Cl.A(a)                               357,000         11,620,350
                                                               ----------------
                                                                    74,183,887
                                                               ----------------
Technology-6.3%
Communication - Equip. Mfrs.-0.9%
ADC Telecommunications, Inc.(a)                     918,100          2,111,630
Corning, Inc.(a)                                    322,400          3,697,928
Tellabs, Inc.(a)                                    545,700          3,869,013
                                                               ----------------
                                                                     9,678,571
                                                               ----------------
Computer/Instrumentation-0.9%
Flextronics International, Ltd. (Singapore)(a)      286,500          3,824,775

Sanmina-SCI Corp.(a)                                356,600          1,979,130
Solectron Corp.(a)                                  857,100          4,242,645
                                                               ----------------
                                                                    10,046,550
                                                               ----------------
Computers-1.8%
Hewlett-Packard Co.                                 747,400         15,545,920
International Business Machines Corp.                38,100          3,527,298
Quantum Corp.(a)                                     50,400            145,656
                                                               ----------------
                                                                    19,218,874
                                                               ----------------
Computer Services/Software-1.8%
Electronic Data Systems Corp.                       313,200          6,671,160
Microsoft Corp.                                     502,700         12,657,986
                                                               ----------------
                                                                    19,329,146
                                                               ----------------
Miscellaneous Industrial Technology-0.5%
Ingram Micro, Inc. Cl.A(a)                          164,000          2,938,880
Tech Data Corp.(a)                                   62,600          2,565,974
                                                               ----------------
                                                                     5,504,854
                                                               ----------------
Semiconductors-0.4%
Agere Systems,  Inc. Cl.A(a)                        859,000          1,408,760
Vishay Intertechnology, Inc.(a)                     208,800          2,724,840
                                                               ----------------
                                                                     4,133,600
                                                               ----------------
                                                                    67,911,595
                                                               ----------------
Consumer Cyclicals-5.9%
Apparel Manufacturing-0.8%
Jones Apparel Group, Inc.                           175,300          5,569,281
V.F. Corp.                                           51,600          3,083,616
                                                               ----------------
                                                                     8,652,897
                                                               ----------------
Autos & Auto Parts-1.7%
American Axle & Manufacturing Holdings, Inc.         72,200          1,907,524
Autoliv, Inc.                                        47,800          2,387,132
BorgWarner, Inc.                                     60,400          3,186,100
Dana Corp.                                          183,200          2,641,744
Lear Corp.                                           68,200          3,556,630
Magna International, Inc. Cl.A (Canada)              66,000          4,880,700
                                                               ----------------
                                                                    18,559,830
                                                               ----------------
Retailers-2.4%
Federated Department Stores, Inc.                   117,500          6,632,875
Limited Brands                                      289,200          6,877,176
Nordstrom, Inc.                                      42,250          2,271,360
Office Depot, Inc.(a)                               275,200          5,297,600
Target Corp.                                         98,000          4,980,360
                                                               ----------------
                                                                    26,059,371
                                                               ----------------
Tires & Rubber Goods-0.1%
Cooper Tire & Rubber Co.                             62,700          1,213,245
                                                               ----------------

Toys-0.3%
Mattel, Inc.                                        144,500          3,022,940
                                                               ----------------
Miscellaneous Consumer Cyclicals-0.6%
Newell Rubbermaid, Inc.                             262,100          5,842,209
                                                               ----------------
                                                                    63,350,492
                                                               ----------------
Industrial Commodities-5.0%
Chemicals-1.8%
Dow Chemical Co.                                     23,400          1,290,510
Du Pont E. I. de Nemours & Co.                      100,200          5,340,660
Eastman Chemical Co.                                105,300          6,080,022
PPG Industries, Inc.                                 87,000          6,259,650
                                                               ----------------
                                                                    18,970,842
                                                               ----------------
Containers-0.0%
Owens-Illinois, Inc.(a)                              19,300            480,377
                                                               ----------------
Paper-2.3%
Georgia-Pacific Corp.                               190,300          6,814,643
International Paper Co.                             211,800          7,910,730
Smurfit-Stone Container Corp.(a)                    293,700          4,884,231
Temple-Inland, Inc.                                  58,300          4,675,660
                                                               ----------------
                                                                    24,285,264
                                                               ----------------
Steel-0.9%
United States Steel Corp.                           162,900         10,158,444
                                                               ----------------
                                                                    53,894,927
                                                               ----------------
Services-1.8%
Railroads-1.8%
Burlington Northern Santa Fe Corp.                  152,425          7,662,405
CSX Corp.                                           127,000          5,246,370
Norfolk Southern Corp.                              185,000          6,639,650
                                                               ----------------
                                                                    19,548,425
                                                               ----------------
Non-Financial-0.9%
Building Materials - Cement-0.9%
Martin Marietta Materials, Inc.                      64,175          3,701,614
Vulcan Materials Co.                                 97,100          5,618,206
                                                               ----------------
                                                                     9,319,820
                                                               ----------------
Total Common Stocks
(cost $852,980,217)                                              1,052,187,716
                                                               ----------------

                                                  Principal
                                                     Amount
                                                      (000)       U.S. $ Value
SHORT-TERM INVESTMENT-3.5%
Time Deposit-3.5%
State Street Euro Dollar
1.85%, 3/01/05
(cost $37,458,000)                                $  37,458    $    37,458,000

Total Investments-100.9%
(cost $890,438,217)                                            $ 1,089,645,716
Other assets less liabilities-(0.9%)                                (9,410,887)
                                                               ----------------
Net Assets-100%                                                $ 1,080,234,829
                                                               ----------------

(a)   Non-income producing security.

      Glossary:

      ADR-American Depositary Receipt.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
February 28, 2005  (unaudited)

Company                                                  Shares     U.S. $ Value

COMMON STOCKS-96.0%

Belgium - 2.1%
Delhaize Group                                          547,200   $   43,098,479
                                                                  --------------
Brazil - 2.2%
Petroleo Brasileiro, SA (ADR)                           789,400       33,549,500
Votorantim Celulose e Papel, SA (ADR)                   699,000       10,345,200
                                                                  --------------
                                                                      43,894,700
                                                                  --------------
Canada - 6.2%
Alcan, Inc.                                             932,600       37,238,973
Bank of Nova Scotia                                   1,074,345       34,841,738
Magna International, Inc. Cl.A                          132,242        9,772,871
Manulife Financial Corp.                                870,200       40,165,791
Novelis, Inc.(a)                                        150,520        3,539,063
                                                                  --------------
                                                                     125,558,436
                                                                  --------------
China - 1.0%
China Petroleum & Chemical Corp.                     45,616,000       20,741,592
                                                                  --------------
France - 13.8%
Arcelor                                               2,313,320       57,341,674
Assurances Generales de France                          700,530       53,820,260
BNP Paribas, SA                                         231,500       16,784,398
Credit Agricole, SA                                     758,000       22,451,266
Renault, SA                                             511,500       46,287,600
Sanofi-Synthelabo, SA                                   676,882       53,968,542
Societe Generale                                        286,775       30,244,691
                                                                  --------------
                                                                     280,898,431
                                                                  --------------
Germany - 7.9%
Continental AG                                          687,300       51,023,199
Depfa Bank Plc                                        1,170,000       19,235,270
Heidelberger Zement AG                                  341,332       22,535,474
MAN AG                                                  513,800       23,869,922
Muenchener Rueckversicherungs-Gesellschaft AG           356,300       44,156,201
                                                                  --------------
                                                                     160,820,066
                                                                  --------------
Hungary - 0.9%
MOL Magyar Olaj-es Gazipari Rt.                         200,900       17,635,484
                                                                  --------------
Israel - 0.9%
Bank Hapoalim, Ltd.                                   5,331,378       19,353,181
                                                                  --------------

Italy - 1.8%
ENI SpA                                               1,409,900       36,832,760
                                                                  --------------
Japan - 15.8%
Aiful Corp.                                             334,300       38,383,273
Canon, Inc.                                           1,019,000       53,891,398
Honda Motor Co., Ltd.                                   860,900       46,202,056
JFE Holdings, Inc.                                      973,000       29,952,851
Nissan Motor Co., Ltd.                                2,988,800       32,109,022
Promise Co., Ltd.                                       648,900       45,208,131
Sumitomo Mitsui Financial Group, Inc.                     7,790       54,019,117
UFJ Holdings, Inc.(a)                                     3,790       20,927,504
                                                                  --------------
                                                                     320,693,352
                                                                  --------------
Netherlands - 2.9%
ING Groep NV                                          1,932,402       59,347,817
                                                                  --------------
Singapore - 3.3%
Flextronics International, Ltd.(a)                    1,934,900       25,830,915
Singapore Telecommunications, Ltd.                   25,337,790       40,933,326
                                                                  --------------
                                                                      66,764,241
                                                                  --------------
South Korea - 6.6%
Hyundai Motor Co.                                       343,000       19,662,250
Kookmin Bank(a)                                         570,000       26,240,734
POSCO                                                   193,400       42,252,099
Samsung Electronics Co., Ltd.                            38,600       20,075,007
Shinhan Financial Group Co., Ltd.                       879,700       26,027,440
                                                                  --------------
                                                                     134,257,530
                                                                  --------------
Spain - 4.3%
Endesa, SA                                            1,767,500       39,948,902
Repsol YPF, SA                                        1,714,200       46,699,760
                                                                  --------------
                                                                      86,648,662
                                                                  --------------
Sweden - 1.3%
Svenska Cellulosa AB Series B                           688,800       26,934,225
                                                                  --------------
Switzerland - 1.9%
Credit Suisse Group                                     910,000       39,622,855
                                                                  --------------
Taiwan - 3.2%
Compal Electronics, Inc.(b)                           6,357,040       31,467,348
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)    3,648,126       33,270,909
                                                                  --------------
                                                                      64,738,257
                                                                  --------------
Thailand - 0.6%
PTT Public Co., Ltd.                                  2,220,500       12,542,573
                                                                  --------------

United Kingdom - 19.3%
Aviva Plc                                             2,833,449       35,218,764
BP Plc                                                5,206,000       56,234,548
George Wimpey Plc                                     1,610,000       14,512,990
GlaxoSmithKline Plc                                     786,700       18,795,557
HBOS Plc                                              2,486,090       39,525,401
InterContinental Hotels Group Plc                     1,251,664       16,009,133
Persimmon Plc                                           627,998        9,376,078
RMC Group Plc                                         1,795,100       29,484,094
Royal Bank of Scotland Group Plc                      1,420,000       48,603,003
Tate & Lyle Plc                                         575,300        5,757,251
Taylor Woodrow Plc                                    2,995,000       17,247,454
Vodafone Group Plc                                   16,167,746       42,263,355
Whitbread Plc                                         1,658,450       28,756,237
Xstrata Plc                                           1,490,000       31,332,058
                                                                  --------------
                                                                     393,115,923
                                                                  --------------
Total Common Stocks
(cost $1,436,223,544)                                              1,953,498,564
                                                                  --------------

                                                      Principal
                                                         Amount
                                                          (000)     U.S. $ Value
SHORT-TERM INVESTMENT-3.3%
Time Deposit - 3.3%
State Street Euro Dollar
1.85%, 3/01/05
(cost $66,257,000)                                     $ 66,257   $   66,257,000

Total Investments - 99.3%
(cost $1,502,480,544)                                             $2,019,755,564
Other assets less liabilities -  0.7% (c)                             14,839,367
                                                                  --------------
Net Assets -  100%                                                $2,034,594,931
                                                                  --------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                 Value at
                  Number of     Expiration       Original      February 28,      Unrealized
Type              Contracts       Month            Value           2005         Appreciation
--------------------------------------------------------------------------------------------
EURO STOXX 50       1,100       March 2005     $42,859,538     $ 44,381,562      $ 1,522,024

(a) Non-income producing security.
(b) Security is exempt from Registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the market value of these securities amounted to $31,467,348 or 1.55% of net assets.
(c) An amount of U.S. $3,204,445 has been segregated as collateral for the financial futures contracts outstanding at February 28, 2005.

Glossary:

ADR - American Depositary Receipt

AllianceBernstein International Value Fund
PORTFOLIO SUMMARY
February 28, 2005


PORTFOLIO STATISTICS
Net Assets ($mil):                         $2,034.6


SECTOR BREAKDOWN*
                 35.4% Finance
                 11.8% Industrial Commodities
                 11.3% Capital Equipment
                 11.1% Energy
                  8.2% Technology/Electronics
                  4.6% Construction & Housing
                  4.1% Telecommunications
                  3.6% Medical
                  2.4% Consumer Staples
                  2.2% Consumer Cyclical
                  2.0% Utilities


                  3.3% Short Term

*All data as of February 28, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
February 28, 2005  (unaudited)

Company                                              Shares        U.S. $ Value

COMMON STOCKS-96.6%
Financial-20.4%
Major Regional Banks-5.5%
Banknorth Group, Inc.                               240,800      $    8,690,472
Central Pacific Financial Corp.                     424,175          15,185,465
Hibernia Corp. Cl.A                                 364,800           9,364,416
Popular, Inc.                                       265,000           7,019,850
UnionBanCal Corp.                                   171,000          10,584,900
Whitney Holding Corp.                               222,800           9,870,040
                                                                 --------------
                                                                     60,715,143
                                                                 --------------
Multi-Line Insurance-3.0%
PacifiCare Health Systems, Inc.(a)                  265,300          16,841,244
StanCorp Financial Group, Inc.                      188,300          16,399,047
                                                                 --------------
                                                                     33,240,291
                                                                 --------------
Property - Casualty Insurance-4.3%
Fidelity National Financial, Inc.                    90,800           4,016,992
Old Republic International Corp.                    580,300          13,921,397
PartnerRe, Ltd.                                      76,586           4,798,113
Platinum Underwriters Holdings, Ltd. (Bermuda)      198,225           6,144,975
Radian Group, Inc.                                  374,300          18,089,919
                                                                 --------------
                                                                     46,971,396
                                                                 --------------
Real Estate Investment Trust-0.3%
Felcor Lodging Trust, Inc.(a)                       222,100           2,785,134
                                                                 --------------
Savings & Loan-5.4%
Astoria Financial Corp.                             310,700          11,676,106
Commercial Federal Corp.                            361,000           9,866,130
MAF Bancorp, Inc.                                   442,513          19,289,142
Sovereign Bancorp, Inc.                             522,500          11,986,150
Washington Federal, Inc.                            296,500           7,041,863
                                                                 --------------
                                                                     59,859,391
                                                                 --------------
Miscellaneous Financial-1.9%
A.G. Edwards, Inc.                                  487,100          20,998,881
                                                                 --------------
                                                                    224,570,236
                                                                 --------------
Consumer Cyclicals-20.0%
Apparel Manufacturing-6.0%
Jones Apparel Group, Inc.                           557,400          17,708,598
Liz Claiborne, Inc.                                 407,100          17,220,330
Reebok International, Ltd.                          366,000          16,162,560
V.F. Corp.                                          246,000          14,700,960
                                                                 --------------
                                                                     65,792,448
                                                                 --------------

Autos & Auto Parts-2.7%
American Axle & Manufacturing Holdings, Inc.        308,700           8,155,854
Dana Corp.                                          783,000          11,290,860
Group 1 Automotive, Inc.(a)                         373,200          10,318,980
                                                                 --------------
                                                                     29,765,694
                                                                 --------------
Retailers-11.3%
AutoNation, Inc.(a)                                 860,922          16,813,807
BJ's Wholesale Club, Inc.(a)                        571,665          17,475,799
Borders Group, Inc.                                 698,300          17,967,259
Brunswick Corp.                                      51,500           2,401,960
Federated Department Stores, Inc.                   105,400           5,949,830
Foot Locker, Inc.                                   118,400           3,232,320
Office Depot, Inc.(a)                               929,600          17,894,800
Payless ShoeSource, Inc.(a)                       1,331,300          15,602,836
RadioShack Corp.                                    330,100           9,757,756
The Neiman Marcus Group, Inc. Cl.A                  251,700          18,172,740
                                                                 --------------
                                                                    125,269,107
                                                                 --------------
                                                                    220,827,249
                                                                 --------------
Capital Equipment-11.8%
Auto & Truck Parts-4.3%
ArvinMeritor, Inc.                                  856,400          14,438,904
BorgWarner, Inc.                                    246,760          13,016,590
Modine Manufacturing Co.(a)                         230,900           7,515,795
PACCAR, Inc.                                        167,600          12,613,576
                                                                 --------------
                                                                     47,584,865
                                                                 --------------
Electrical Equipment-2.3%
Anixter International, Inc.                         227,000           8,521,580
Cooper Industries, Ltd. Cl.A                        239,400          16,607,178
                                                                 --------------
                                                                     25,128,758
                                                                 --------------
Machinery-2.8%
Lincoln Electric Holdings, Inc.                     171,500           5,419,400
Moog, Inc. Cl.A(a)                                  399,100          17,799,860
Terex Corp.(a)                                      171,200           7,738,240
                                                                 --------------
                                                                     30,957,500
                                                                 --------------
Miscellaneous Capital Goods-2.4%
Parker-Hannifin Corp.                               138,700           9,126,460
Textron, Inc.                                       222,850          17,237,447
                                                                 --------------
                                                                     26,363,907
                                                                 --------------
                                                                    130,035,030
                                                                 --------------
Industrial Commodities-11.0%
Chemicals-3.8%
Albemarle Corp.                                     401,700          15,264,600
Crompton Corp.                                      591,900           8,109,030
Cytec Industries, Inc.                              374,600          18,928,538
                                                                 --------------
                                                                     42,302,168
                                                                 --------------

Containers - Metal/Glass/Paper-0.8%
Ball Corp.                                          189,800           8,427,120
                                                                 --------------
Miscellaneous Metals-2.7%
Reliance Steel & Aluminum Co.                       368,000          16,817,600
Silgan Holdings, Inc.                               187,979          12,496,844
                                                                 --------------
                                                                     29,314,444
                                                                 --------------
Paper-0.6%
Meadwestvaco Corp.                                  208,800           6,547,968
                                                                 --------------
Steel-1.8%
United States Steel Corp.                           322,700          20,123,572
                                                                 --------------
Miscellaneous Industrial Commodities-1.3%
United Stationers, Inc.(a)                          324,766          14,283,208
                                                                 --------------
                                                                    120,998,480
                                                                 --------------
Consumer Staples-6.6%
Beverages - Soft, Lite & Hard-2.2%
Constellation Brands, Inc. Cl.A(a)                  442,100          23,665,613
                                                                 --------------
Foods-3.9%
Corn Products International, Inc.                   309,200           8,648,324
Del Monte Foods Co.(a)                            1,436,500          15,212,535
Universal Corp.                                     389,700          19,562,940
                                                                 --------------
                                                                     43,423,799
                                                                 --------------
Retail - Food-0.5%
SUPERVALU, Inc.                                     180,500           5,734,485
                                                                 --------------
                                                                     72,823,897
                                                                 --------------
Non-Financial-6.3%
Building Material - Heat/Plumbing/Air-1.3%
Hughes Supply, Inc.                                 476,400          14,601,660
                                                                 --------------
Home Building-2.4%
Pulte Corp.                                         334,400          26,089,888
                                                                 --------------
Miscellaneous Building-2.6%
Beazer Homes USA, Inc.                              117,700          20,234,984
Harsco Corp.                                        144,900           8,463,609
                                                                 --------------
                                                                     28,698,593
                                                                 --------------
                                                                     69,390,141
                                                                 --------------
Technology-5.7%
Communication - Equip. Mfrs.-2.8%
ADC Telecommunications, Inc.(a)                   3,801,300           8,742,990
Andrew Corp.(a)                                     976,200          11,812,020
Nortel Networks Corp. (Canada)(a)                 1,396,700           3,743,156
Tellabs, Inc.(a)                                    969,000           6,870,210
                                                                 --------------
                                                                     31,168,376
                                                                 --------------

Computer/Instrumentation-0.3%
Solectron Corp.(a)                                  776,000           3,841,200
                                                                 --------------
Computers-0.5%
Western Digital Corp.(a)                            506,100           5,698,686
                                                                 --------------
Miscellaneous Industrial Technology-1.0%
Arrow Electronics, Inc.(a)                          114,900           3,090,810
Avnet, Inc.(a)                                      161,500           3,133,100
Tech Data Corp.(a)                                  114,000           4,672,860
                                                                 --------------
                                                                     10,896,770
                                                                 --------------
Semiconductors-1.1%
Vishay Intertechnology, Inc.(a)                     898,000          11,718,900
                                                                 --------------
                                                                     63,323,932
                                                                 --------------
Consumer Growth-5.6%
Hospital Management-0.8%
Universal Health Services, Inc. Cl.B                190,000           8,968,000
                                                                 --------------
Hospital Supplies-1.7%
Owens & Minor, Inc.                                 682,900          19,059,739
                                                                 --------------
Photography-1.3%
IKON Office Solutions, Inc.                       1,321,500          13,941,825
                                                                 --------------
Publishing-0.3%
Reader's Digest Association, Inc. Cl.A              212,700           3,679,710
                                                                 --------------
Miscellaneous Consumer Growth-1.5%
URS Corp.(a)                                        579,500          16,712,780
                                                                 --------------
                                                                     62,362,054
                                                                 --------------
Utilities-4.1%
Electric Companies-4.1%
Constellation Energy Group, Inc.                    207,525          10,681,312
Northeast Utilities                                 518,400           9,678,528
PNM Resources, Inc.                                 437,300          11,474,752
Puget Energy, Inc.                                  368,600           8,448,312
WPS Resources Corp.                                  98,600           5,139,032
                                                                 --------------
                                                                     45,421,936
                                                                 --------------
Services-3.0%
Miscellaneous Industrial Transportation-1.1%
SEACOR SMIT, Inc.(a)                                190,000          11,960,500
                                                                 --------------
Truckers-1.9%
USF Corp.                                           432,400          20,668,720
                                                                 --------------
                                                                     32,629,220
                                                                 --------------
Energy-2.1%
Oils - Integrated Domestic-0.9%
Amerada Hess Corp.                                  103,500          10,391,400
                                                                 --------------

Oils - Integrated International-1.2%
Pogo Producing Co.                                  268,500          13,051,785
                                                                 --------------
                                                                     23,443,185
                                                                 --------------
Total Common Stocks
(cost $835,528,622)                                               1,065,825,360
                                                                 --------------

                                                  Principal
                                                     Amount
                                                      (000)        U.S. $ Value
SHORT-TERM INVESTMENT-3.3%
Time Deposit-3.3%
State Street Euro Dollar
1.85%, 3/01/05
(cost $35,718,000)                                $  35,718      $   35,718,000

Total Investments-99.9%
(cost $871,246,622)                                              $1,101,543,360
Other assets less liabilities-0.1%                                    1,509,116
                                                                 --------------
Net Assets-100%                                                  $1,103,052,476
                                                                 --------------

(a)   Non-income producing security.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS
February 28, 2005  (unaudited)

Company                                                    Shares   U.S. $ Value

COMMON STOCKS-98.6%

Foreign Investments - 57.6%

Austria - 0.9%
OMV AG                                                      5,200   $  1,801,429
                                                                    ------------
Belgium - 1.5%
Belgacom(a)                                                12,400        520,715
Delhaize Le Lion, SA                                       14,100      1,110,542
KBC Bankverzekeringsholding                                15,000      1,258,653
                                                                    ------------
                                                                       2,889,910
                                                                    ------------
Brazil - 1.8%
Companhia de Saneamento Basico do Estado de Soa Paulo   4,590,000        278,271
Gerdau, SA (ADR)                                           32,800        647,472
Petroleo Brasileiro, SA (ADR)                              25,200      1,071,000
Suzano Bahia Sul Papel e Celulose, SA                      50,000        251,014
Unibanco - Uniao de Bancos Brasileiros, SA (GDR)           19,500        735,150
Usinas Siderurgicas de Minas Gerais, SA                    12,500        332,593
Votorantim Celulose e Papel, SA (ADR)                      16,000        236,800
                                                                    ------------
                                                                       3,552,300
                                                                    ------------
Canada - 5.5%
Alcan, Inc.                                                84,900      3,390,080
Bank of Nova Scotia                                        55,464      1,798,735
BCE, Inc.                                                      98          2,285
Husky Energy, Inc.                                         20,000        580,834
Manulife Financial Corp.                                   34,300      1,583,184
Manulife Financial Corp.(b)                                 3,555        164,952
Nexen, Inc.                                                32,100      1,622,437
Novelis, Inc.(a)                                            9,640        226,658
Petro-Canada                                               25,800      1,428,894
                                                                    ------------
                                                                      10,798,059
                                                                    ------------
China - 0.2%
China Petroleum & Chemical Corp. Cl.H                     836,000        380,129
                                                                    ------------
France - 5.3%
Arcelor                                                   122,720      3,041,935
Assurances Generales de France                             26,625      2,045,543
Renault, SA                                                30,600      2,769,112
Sanofi-Synthelabo, SA                                      33,161      2,643,963
                                                                    ------------
                                                                      10,500,553
                                                                    ------------

Germany - 4.8%
Continental AG                                             47,700      3,541,112
Depfa Bank Plc                                            110,000      1,808,444
Heidelberger Zement AG                                     33,586      2,217,420
MAN AG                                                     40,000      1,858,305
                                                                    ------------
                                                                       9,425,281
                                                                    ------------
Hungary - 0.8%
MOL Magyar Olaj-es Gazipari Rt.                            17,500      1,536,192
                                                                    ------------
Indonesia - 0.3%
PT Astra International Tbk                                457,500        532,544
                                                                    ------------
Israel - 0.7%
Bank Hapoalim, Ltd.                                       204,400        741,982
Bank Leumi Le-Israel                                      217,500        641,366
                                                                    ------------
                                                                       1,383,348
                                                                    ------------
Italy - 1.3%
ENI SpA                                                    98,950      2,585,007
                                                                    ------------
Japan - 11.6%
Aiful Corp.                                                21,600      2,480,044
Canon, Inc.                                                48,600      2,570,287
Hitachi, Ltd.                                              75,000        474,686
Honda Motor Co., Ltd.                                      50,900      2,731,658
JFE Holdings, Inc.                                         67,100      2,065,608
Nippon Meat Packers, Inc.                                  76,000      1,051,134
Nissan Motor Co., Ltd.                                    238,900      2,566,530
Promise Co., Ltd.                                          45,900      3,197,801
Sumitomo Mitsui Financial Group, Inc.                         573      3,973,422
UFJ Holdings, Inc.(a)                                         316      1,744,879
                                                                    ------------
                                                                      22,856,049
                                                                    ------------
Netherlands - 1.6%
ING Groep NV                                               87,600      2,690,366
Koninklijke (Royal) Philips Electronics NV                 20,000        554,154
                                                                    ------------
                                                                       3,244,520
                                                                    ------------
Norway - 0.3%
Yara International ASA(a)                                  35,300        510,164
                                                                    ------------
Singapore - 2.2%
Flextronics International, Ltd.(a)                        133,500      1,782,225
Singapore Telecommunications, Ltd.                      1,626,290      2,627,280
                                                                    ------------
                                                                       4,409,505
                                                                    ------------
South Africa - 1.4%
ABSA Group, Ltd.                                           87,500      1,193,297
Sanlam, Ltd.                                              324,500        741,573
Telkom South Africa, Ltd.                                  45,200        878,095
                                                                    ------------
                                                                       2,812,965
                                                                    ------------
South Korea - 2.2%
Hanwha Chemical Corp.                                      35,200        468,218
Hyundai Motor Co.                                          11,400        653,498
Industrial Bank of Korea                                   31,400        272,988
INI Steel Co.                                              34,100        676,367
Kookmin Bank(a)                                             7,000        322,255
Nong Shim Co., Ltd.                                         1,100        310,622
POSCO                                                       3,900        852,033
Shinhan Financial Group Co., Ltd.                          25,100        742,627
                                                                    ------------
                                                                       4,298,608
                                                                    ------------

Spain - 2.6%
Endesa, S.A.                                              113,000      2,554,017
Repsol YPF, SA                                             96,400      2,626,215
                                                                    ------------
                                                                       5,180,232
                                                                    ------------
Sweden - 0.9%
Svenska Cellulosa AB                                       46,100      1,802,654
                                                                    ------------
Switzerland - 1.3%
Credit Suisse Group                                        54,000      2,351,246
Micronas Semiconductor Holding AG(a)                        2,700        121,862
                                                                    ------------
                                                                       2,473,108
                                                                    ------------
Taiwan - 1.4%
China Steel Corp. (GDR)                                    22,770        553,994
CMC Magnetics Corp.                                       731,000        342,829
Compal Electronics, Inc.                                  255,000        246,493
Compal Electronics, Inc. (GDR)(a)                         144,453        715,042
Far EasTone Telecommunications Co., Ltd. (GDR)             15,379        269,132
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)         59,325        541,044
                                                                    ------------
                                                                       2,668,534
                                                                    ------------
Thailand - 0.3%
PTT Public Co., Ltd.                                       88,500        499,895
                                                                    ------------
Turkey - 0.3%
Ford Otomotiv Sanayi A.S.                                  60,286        535,545
                                                                    ------------
United Kingdom - 8.4%
Aviva Plc                                                 220,391      2,739,382
BP Plc                                                    359,000      3,877,872
George Wimpey Plc                                          60,000        540,857
GlaxoSmithKline Plc                                        36,700        876,823
InterContinental Hotels Group Plc                          89,285      1,141,980
Royal & Sun Alliance Insurance Group Plc                  351,600        567,688
Taylor Woodrow Plc                                        100,000        575,875
Vodafone Group Plc                                        875,000      2,287,297
Whitbread Plc                                             101,500      1,759,932
Xstrata Plc                                                98,140      2,063,710
                                                                    ------------
                                                                      16,431,416
                                                                    ------------
Total Foreign Investments
(cost $81,542,089)                                                   113,107,947
                                                                    ------------

United States Investments - 41.0%

Financial - 14.6%
Banks - NYC - 3.4%
Citigroup, Inc.                                            81,300      3,879,636
J.P. Morgan Chase & Co.                                    77,800      2,843,590
                                                                    ------------
                                                                       6,723,226
                                                                    ------------
Financial Services - 1.2%
Lehman Brothers Holdings, Inc.                             10,500        957,390
Morgan Stanley                                              7,500        423,525
The Goldman Sachs Group, Inc.                               8,000        870,400
                                                                    ------------
                                                                       2,251,315
                                                                    ------------
Insurance - 1.6%
The Hartford Financial Services Group, Inc.                43,900      3,158,605
                                                                    ------------
Life Insurance - 1.0%
MetLife, Inc.                                              49,100      2,015,064
                                                                    ------------

Major Regional Banks - 2.8%
Bank of America Corp.                                      80,810      3,769,786
National City Corp.                                        22,750        813,768
Wachovia Corp.                                             17,500        927,675
                                                                    ------------
                                                                       5,511,229
                                                                    ------------
Property / Casualty Insurance - 2.6%
Chubb Corp.                                                20,400      1,613,844
PartnerRe, Ltd.                                            15,200        952,280
The St. Paul Travelers Cos., Inc.                          34,730      1,330,854
XL Capital, Ltd. Cl.A                                      16,000      1,200,000
                                                                    ------------
                                                                       5,096,978
                                                                    ------------
Savings & Loan - 2.0%
Federal Home Loan Mortgage Corp.                           27,400      1,698,800
Federal National Mortgage Association                      36,500      2,133,790
                                                                    ------------
                                                                       3,832,590
                                                                    ------------
                                                                      28,589,007
                                                                    ------------
Consumer Cyclicals - 5.4%
Autos & Auto Parts - 0.3%
Lear Corp.                                                  9,700        505,855
                                                                    ------------
Broadcasting & Publishing - 3.3%
Comcast Corp. Cl.A Special(a)                             103,000      3,281,580
Time Warner, Inc.(a)                                      183,600      3,163,428
                                                                    ------------
                                                                       6,445,008
                                                                    ------------
Business & Public Services - 0.1%
The Interpublic Group of Cos., Inc.(a)                     12,025        158,008
                                                                    ------------
Leisure & Tourism - 0.6%
McDonald's Corp.                                           37,900      1,253,732
                                                                    ------------
Retailers - 0.6%
Office Depot, Inc.(a)                                      42,000        808,500
Target Corp.                                                9,000        457,380
                                                                    ------------
                                                                       1,265,880
                                                                    ------------
Textiles & Apparel - 0.5%
V.F. Corp.                                                 15,000        896,400
                                                                    ------------
                                                                      10,524,883
                                                                    ------------
Consumer Staples - 4.3%
Beverages & Tobacco - 2.0%
Altria Group, Inc.                                         50,250      3,298,912
PepsiCo, Inc.                                              14,000        754,040
                                                                    ------------
                                                                       4,052,952
                                                                    ------------
Retail Stores - Food - 2.3%
Safeway, Inc.(a)                                          126,700      2,331,280
SUPERVALU, Inc.                                            20,000        635,400
The Kroger Co.(a)                                          82,900      1,491,371
                                                                    ------------
                                                                       4,458,051
                                                                    ------------
                                                                       8,511,003
                                                                    ------------
Capital Equipment - 4.1%
Aerospace & Defense - 0.9%
The Boeing Co.                                             31,200      1,715,064
                                                                    ------------
Electrical Equipment - 1.6%
General Electric Co.                                       92,600      3,259,520
                                                                    ------------

Miscellaneous Capital Goods - 1.6%
Textron, Inc.                                              40,500      3,132,675
                                                                    ------------
                                                                       8,107,259
                                                                    ------------
Energy - 3.9%
Energy Sources - 1.5%
Occidental Petroleum Corp.                                 42,900      3,014,583
                                                                    ------------
Oils - Integrated Domestic - 2.4%
ChevronTexaco Corp.                                        13,000        807,040
ConocoPhillips                                             35,375      3,922,734
                                                                    ------------
                                                                       4,729,774
                                                                    ------------
                                                                       7,744,357
                                                                    ------------
Technology - 3.8%
Communication - Equipment Manufacturers - 0.3%
Tellabs, Inc.(a)                                           79,100        560,819
                                                                    ------------
Computers - 1.8%
Hewlett-Packard Co.                                       170,600      3,548,480
                                                                    ------------
Data Processing - 0.2%
Sanmina-SCI Corp.(a)                                       70,000        388,500
                                                                    ------------
Miscellaneous Technology - 1.5%
Arrow Electronics, Inc.(a)                                 15,000        403,500
Avnet, Inc.(a)                                             11,125        215,825
Ingram Micro, Inc. Cl.A(a)                                 15,525        278,208
Microsoft Corp.                                            56,300      1,417,634
Solectron Corp.(a)                                        148,830        736,708
                                                                    ------------
                                                                       3,051,875
                                                                    ------------
                                                                       7,549,674
                                                                    ------------
Utilities - 1.8%
Electric Companies - 1.8%
American Electric Power Co., Inc.                          28,550        953,570
Entergy Corp.                                              25,800      1,783,296
Sempra Energy                                              18,000        720,000
                                                                    ------------
                                                                       3,456,866
                                                                    ------------
Industrial Commodities - 1.5%
Paper - 1.5%
International Paper Co.                                    21,700        810,495
MeadWestvaco Corp.                                         25,649        804,353
Smurfit-Stone Container Corp.(a)                           77,400      1,287,162
                                                                    ------------
                                                                       2,902,010
                                                                    ------------
Medical - 1.4%
Health & Personal Care - 1.4%
HCA, Inc.                                                  25,700      1,213,297
Medco Health Solutions, Inc.(a)                            36,800      1,634,656
                                                                    ------------
                                                                       2,847,953
                                                                    ------------
Transportation - 0.2%
Railroads - 0.2%
CSX Corp.                                                  10,000        413,100
                                                                    ------------
Total United States Investments
(cost $71,263,673)                                                    80,646,112
                                                                    ------------
Total Common Stocks
(cost $152,805,762)                                                  193,754,059
                                                                    ------------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
SHORT-TERM INVESTMENT-0.4%
Time Deposit - 0.4%
State Street Euro Dollar
1.85%, 3/01/05
(cost $664,000)                                          $    664   $    664,000

Total Investments - 99.0%
(cost $153,469,762)                                                 $194,418,059
Other assets less liabilities -  1.0% (c)                              2,011,849
                                                                    ------------
Net Assets -  100%                                                  $196,429,908
                                                                    ------------


FINANCIAL FUTURES CONTRACTS PURCHASED

                                                              Value at
                    Number of    Expiration      Original    February 28      Unrealized
    Type            Contracts       Month         Value         2005         Appreciation
-----------------------------------------------------------------------------------------
U.S. Dollar
S&P 500 Index          10        March 2005     $2,966,246   $ 3,010,250       $ 44,004

(a)   Non-income producing security.
(b)   U.S. exchange listed.
(c) An amount of U.S. $157,500 has been segregated as collateral for the financial futures contracts outstanding at February 28, 2005.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

      SECTOR BREAKDOWN

           32.1% Financial
           13.3% Energy
           12.0% Capital Equipment
           10.3% Industrial Commodities
            7.7% Technology
            6.9% Consumer Cyclicals
            5.6% Consumer Staples
            3.4% Telecommunications
            3.3% Medical
            3.2% Utilities
            1.7% Construction & Housing
            0.2% Transportation


            0.3% Short Term

      All data as of February 28, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

      Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.      DESCRIPTION OF EXHIBIT
         -----------      ----------------------

         11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:   /s/ Marc O, Mayer
      -----------------
      Marc O. Mayer
      President

Date: April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O, Mayer
      -----------------
      Marc O. Mayer
      President

Date: April 29, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: April 29, 2005